SHORT-TERM AND LONG-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term borrowings:
Current portion of long-term borrowings	¥ 42,000		¥ 53,000
Short term borrowings including current portion of long-term borrowings	139,500	$ 19,948	163,000
Long-term borrowings:
Long term borrowings	50,000
Less: current portion of long-term borrowings	42,000		53,000
long term borrowing excluding current maturities	¥ 8,000	$ 1,144	125,500
Minimum
Short-term borrowings:
Fixed annual interest rate	3.00%	3.00%
Long-term borrowings:
Fixed annual interest rate	3.00%	3.00%
Maximum
Short-term borrowings:
Fixed annual interest rate	4.20%	4.20%
Long-term borrowings:
Fixed annual interest rate	4.20%	4.20%
Secured bank loans
Long-term borrowings:
Long term borrowings			73,500
Fixed annual interest rate	3.45%	3.45%
Unsecured bank loans
Long-term borrowings:
Long term borrowings	¥ 50,000		105,000
Unsecured bank loans | Minimum
Long-term borrowings:
Fixed annual interest rate	3.00%	3.00%
Unsecured bank loans | Maximum
Long-term borrowings:
Fixed annual interest rate	3.55%	3.55%
Secured bank loans
Short-term borrowings:
Short term borrowings	¥ 97,500		¥ 110,000
Secured bank loans | Minimum
Short-term borrowings:
Fixed annual interest rate	2.90%	2.90%
Secured bank loans | Maximum
Short-term borrowings:
Fixed annual interest rate	3.60%	3.60%